Recently Issued International Financial Reporting Standards - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Apr. 08, 2014	Dec. 31, 2018	Dec. 31, 2017
Adoption Of IFRS 16 [member]
Disclosure of changes in accounting estimates [line items]
Lease liability		€ 3.0
Right-of-use asset		€ 3.0
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of changes in accounting estimates [line items]
Decrease in Deferred revenue			€ 8.7
Incyte collaboration agreement [member]
Disclosure of changes in accounting estimates [line items]
Estimated contractual term		21 years
ONO Research and License Agreement [member]
Disclosure of changes in accounting estimates [line items]
Estimated contractual term	4 years 6 months
Incyte proprietary technology [member]
Disclosure of changes in accounting estimates [line items]
Estimated contractual term		9 years